Share-based payments	12 Months Ended
Dec. 31, 2017
Share-based payments
Share-based payments

Note 26 - Share-based payments

In December 2007 and in October 2010, the Group established two employee share option plans (hereinafter - the 2007 Option Plan and the 2010 Option Plan, respectively). The 2007 Option Plan and the 2010 Option Plan entitle key management personnel and senior employees to purchase the Company’s shares. Each option entitles the option holder to purchase one ordinary share of the Company at the exercise price. The 2007 Option Plan and the 2010 Option Plan are intended to provide an incentive to retain employees and to attract new employees that the Board of Directors determines provide services that are valuable to the Group. The administration of the 2007 Option Plan and the 2010 Option Plan is under the responsibility of a committee appointed by the Board of Directors.

The use of the term options in this note includes both share options and RSU unless stated otherwise.

As of December 31, 2017, 1,309,121 ordinary shares were available for issuance under our option plans of which options to purchase 1,022,830 ordinary shares have been granted and are outstanding.

The options granted as of February 23, 2012, will expire ten years after the grant date. Options granted on or after February 23, 2012, but prior to February 26, 2013 will expire six years after the grant. Options granted on or after February 26, 2013, will expire five years after the grant date.

The basic terms of the 2007 and the 2010 Option Plans: 25% or 33.3% of the equity awards will vest one year after the date of grant and the remainder will vest in equal portions at the end of each three-month period thereafter over four or three years, respectively. Equity awards to non-employees directors under the 2010 Option Plan prior to November 2017, vest annually in three equal installments on the first, second and third anniversaries of the date of grant.

In December 2015, the annual general meeting approved a grant of 600,000 options to the CEO out of which 300,000 options immediately vested at grant date and 300,000 options were subject to market condition of which 150,000 options became exercisable once the Company’s price per share exceeded $22, for certain consecutive trading days, following the first anniversary of date of grant and the remaining 150,000 options became exercisable once the Company’s price per share exceeded $27, for certain consecutive trading days, following the second anniversary of date of grant.

In December 2015, the annual general meeting approved to grant to the CEO 100,000 options under the 2010 option plan and a cash bonus in the event of a strategic investment in the Company. The cash bonus will be equal to 1% of the cash amount invested in the Company at the closing of the strategic investment up to a maximum bonus amount of $500,000. The strategic investment will be in the aggregate amount of not less than $25 million and the identity of the investor would make a contribution to the Company beyond the actual sum of the purchase of share of the Company.

In November 2017, our shareholders approved an Equity-Based Compensation Framework to our non-employees directors. Under the terms of the Equity-Based Compensation Framework, upon first becoming a member of our board of directors and on each anniversary thereafter, provided the director is still in office, each of our non-employee directors, will receive a grant of options to purchase up to 2,500 ordinary shares of the Company and 2,500 RSUs. The options and RSUs will fully vest on the first anniversary of the date of grant. In addition, three of the Company’s directors received an aggregate grant of 5,504 RSUs. Such RSUs will vest annually, in two equal installments, over a two-year period, on the first and second anniversaries of the grant.

The grants to employees and to some non-employees are pursuant to section 102(b) of the Israeli Income Tax Ordinance (capital gain option). The grants to certain non-employees are pursuant to section 3(i) of the Israeli Income Tax Ordinance (taxed as ordinary income).

The option holder’s rights to purchase shares will be adjusted upon certain events described in the 2007 Option Plan or in the 2010 Option Plan, subject to the approval of the applicable tax authority.

The terms and conditions of the grants are as follows; all options are to be settled by physical delivery of shares:

Options grant	Number of	Vesting conditions
Period	options	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
Quarter 4, 2007	660,211	144,962	29,965	—	—	—	—	—	485,284	—
Quarter 1, 2008	92,470	—	92,470	—	—	—	—	—	—	—
Quarter 2, 2008	90,332	54,264	36,068	—	—	—	—	—	—	—
Quarter 3, 2008	147,816	3,876	52,658	—	—	—	—	—	91,282	—
Quarter 4, 2008	82,171	32,558	—	—	—	—	—	—	49,613	—
Quarter 1, 2009	8,616	—	8,616	—	—	—	—	—	—	—
Quarter 3, 2009	34,109	34,109	—	—	—	—	—	—	—	—
Quarter 4, 2009	29,457	29,457	—	—	—	—	—	—	—	—
Quarter 1, 2010	26,356	26,356	—	—	—	—	—	—	—	—
Quarter 2, 2010	94,186	94,186	—	—	—	—	—	—	—	—
Quarter 4, 2010	727,450	547,450	—	180,000	—	—	—	—	—	—
Quarter 3, 2011	63,000	63,000	—	—	—	—	—	—	—	—
Quarter 4, 2011	183,000	183,000	—	—	—	—	—	—	—	—
Quarter 1, 2012	40,400	40,400	—	—	—	—	—	—	—	—
Quarter 2, 2012	9,000	9,000	—	—	—	—	—	—	—	—
Quarter 3, 2012	97,500	97,500	—	—	—	—	—	—	—	—
Quarter 4, 2012	457,500	7,500	—	—	135,000	315,000	—	—	—	—
Quarter 1, 2013	328,000	328,000	—	—	—	—	—	—	—	—
Quarter 2, 2013	92,100	92,100	—	—	—	—	—	—	—	—
Quarter 3, 2013	5,000	5,000	—	—	—	—	—	—	—	—
Quarter 4, 2013	110,000	110,000	—	—	—	—	—	—	—	—
Quarter 1, 2014	147,300	122,300	—	—	—	—	25,000	—	—	—
Quarter 3, 2014	13,500	13,500	—	—	—	—	—	—	—	—
Quarter 4, 2014	179,500	—	—	—	—	—	—	179,500	—	—
Modification (i)	(133,139)	—	—	—	—	—	—	(133,139)	—
Quarter 2, 2015	61,000	26,000	—	—	—	—	—	35,000	—	—
Quarter 3, 2015	60,500	60,500	—	—	—	—	—	—	—	—
Quarter 4, 2015	813,000	123,000	—	90,000	—	—	—	—	—	600,000
Modification (ii)	(190,000)	—	—	—	—	—	—	—	—	(190,000)
Quarter 1, 2016	78,000	78,000	—	—	—	—	—	—	—	—
Quarter 2, 2016	13,000	13,000	—	—	—	—	—	—	—	—
Quarter 4, 2016	17,000	17,000	—	—	—	—	—	—	—	—
Quarter 2, 2017	250,250	250,250	—	—	—	—	—	—	—	—
Quarter 4, 2017	52,004	26,500	—	—	20,000	—	—	—	5,504	—
Total options Granted	4,740,589

(1)	25% - vests one year after grant date and an additional 6.25% vests at the end of each quarter beginning one year after the grant date
(2)	Fully vested at grant date.
(3)	33.33% - vests one year after grant date and an additional 33.33% vests at the end of each year beginning one year after the grant date.
(4)	Vests one year after the grant date.
(5)	Vests three years after the grant date, subject to performance condition as detailed above.
(6)	Vests 11 months after the grant date.
(7)	33% - vests one year after grant date and an additional 8.33% vests at the end of each quarter beginning one year after the grant date.
(8)	Other than (1) - (7) above (mainly - quarterly-based, ten to twelve quarters).
(9)

300,000 options fully vested at grant date out of which 190,000 were granted in lieu of 190,000 options which were cancelled. See sub note 9(ii) below. The remaining 300,000 options were subject to market condition with a service period of one year from grant date for 50% of the options, and a service period of two years from grant date for the remaining 50% of the options.

(i)

In November 2014, the Company modified the terms of part of the above grants by cancelling 494,496 outstanding options and granting in return 361,357 new options with a lower exercise price. The new options include new vesting conditions as described in sub note 7 above.

(ii)

In December 2015, the Company modified the terms of part of the above grants by cancelling 190,000 outstanding options and granting in return 190,000 options, fully vested, with lower exercise price. See sub note 9 above.

A.	The number and weighted average exercise prices of options are as follows:

	Number of options and RSUs			Weighted average exercise price ($) (*)
	2015	2016	2017	2015	2016	2017
Outstanding at January 1	1,813,591	2,273,499	1,520,887	29.11	22.21	19.07
Forfeited and expired during the period	(204,332)	(589,617)	(38,132)	38.04	22.60	15.68
Exercised during the period	(80,260)	(270,995)	(762,179)	15.80	20.32	20.19
Granted during the period	934,500	108,000	302,254	15.50	16.61	53.56
Modification during the period	(190,000)	—	—	15.00	—	—
Outstanding at December 31,	2,273,499	1,520,887	1,022,830	22.21	19.07	24.48
Exercisable at December 31,	959,339	1,019,031	595,136	21.00	20.07	18.21
Weighted average remaining contractual life (years) (*)	4.15	3.60	3.08
Weighted average contractual life (years) (*)	6.07	6.07	5.11

(*)Weighted average data excludes RSU.

The options outstanding as at December 31, 2017 have an exercise price of NIS 0.645,  €4.84,  €10.32, and $13 - $64 (2016: NIS 0.645,  €1.61,  €4.84,  €10.32, and $13 - $52 ; 2015: NIS 0.645,  €1.61,  €4.84,  €10.32, and $15 - $52). The weighted average share price at the date of exercise for options exercised in 2017 was $56.74 (2016: $30.30; 2015: $16.75).

B.	Information on measurement of fair value of share-based payment plans

The grant date fair value of the options granted through the employee share option plans was measured based on the Black-Scholes formula for options with non-market conditions and based on Monte Carlo model for options with market conditions. See Note 4E.

The inputs used in the measurement of the fair values at grant date of the share-based payment plans were as follows:

	Year ended December 31,
	2015			2016			2017
Weighted average fair value at grant date (in USD)			8.08			7.18			39.15
The parameters used to calculate fair value:
Share price (on grant date) (weighted average) (in USD)			17.26			16.47			57.43
Exercise price (weighted average) (in USD)			15.50			16.61			53.56
Expected volatility (weighted average)	45%	-	58%	42%	-	56%	42%	-	48%
Option life (years)			5			5			5
Expected dividends			0%			0%			0%
Risk-free interest rate	0.38%	-	1.72%	0.47%	-	1.38%	1.10%	-	2.06%

C.	Remuneration expenses in respect of share-based payments and additional details

The annual pre-vesting forfeiture rate is 3.32% for management (including non-employees) and 3.05% for other employees based on the Company’s assessment.

Remuneration expenses

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Expenses arising from share-based payment grants settled by the Company’s equity instruments	6,471	4,801	5,225

See Note 27 regarding options that were granted to key management personnel.